Notes payable - Summary of Note Payable (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Included in non-current liabilities	¥ 3,390	¥ 3,497
Non-current liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Included in non-current liabilities	¥ 3,390	¥ 3,497